Supplementary cash flow information - Financing activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash used in financing activities excluding equity
Net change in unsecured committed revolving credit facility	$ 0	$ (334,370)
Repayment of debt assumed in business acquisitions	0	(28,281)
Settlement of derivative financial instruments	(6,992)	(3,903)
Non-cash financing activities
Additions, disposals/retirements and change in estimates and lease modifications of right-of-use assets	(104,467)	(102,584)
Long-term debt
Financing activities
Balance, beginning of year	3,587,095	2,300,868
Cash used in financing activities excluding equity
Net change in unsecured committed revolving credit facility	0	(334,370)
Increase of long-term debt	1,885,262	1,807,167
Repayment of long-term debt and lease liabilities	(1,888,777)	(106,496)
Repayment of debt assumed in business acquisitions	0	(28,281)
Settlement of derivative financial instruments	0	0
Non-cash financing activities
Additions, disposals/retirements and change in estimates and lease modifications of right-of-use assets	0	0
Additions through business acquisitions (Note 26)	0	19,333
Changes in foreign currency exchange rates	(172,984)	(77,126)
Other	(8,940)	6,000
Balance, end of year	3,401,656	3,587,095
Long-term debt | Previously stated
Financing activities
Balance, beginning of year	3,587,095	2,331,207
Non-cash financing activities
Balance, end of year		3,587,095
Long-term debt | Adoption of IFRS 16
Financing activities
Balance, beginning of year	0	(30,339)
Non-cash financing activities
Balance, end of year		0
Derivative financial instruments to hedge long-term debt
Financing activities
Balance, beginning of year	32,234	(29,894)
Cash used in financing activities excluding equity
Net change in unsecured committed revolving credit facility	0	0
Increase of long-term debt	0	0
Repayment of long-term debt and lease liabilities	0	0
Repayment of debt assumed in business acquisitions	0	0
Settlement of derivative financial instruments	(6,992)	(3,903)
Non-cash financing activities
Additions, disposals/retirements and change in estimates and lease modifications of right-of-use assets	0	0
Additions through business acquisitions (Note 26)	0	0
Changes in foreign currency exchange rates	(8,055)	66,031
Other	0	0
Balance, end of year	17,187	32,234
Derivative financial instruments to hedge long-term debt | Previously stated
Financing activities
Balance, beginning of year	32,234	(29,894)
Non-cash financing activities
Balance, end of year		32,234
Derivative financial instruments to hedge long-term debt | Adoption of IFRS 16
Financing activities
Balance, beginning of year	0	0
Non-cash financing activities
Balance, end of year		0
Lease liabilities
Financing activities
Balance, beginning of year	876,370	911,525
Cash used in financing activities excluding equity
Net change in unsecured committed revolving credit facility	0	0
Increase of long-term debt	0	0
Repayment of long-term debt and lease liabilities	(174,808)	(175,320)
Repayment of debt assumed in business acquisitions	0	0
Settlement of derivative financial instruments	0	0
Non-cash financing activities
Additions, disposals/retirements and change in estimates and lease modifications of right-of-use assets	102,281	102,584
Additions through business acquisitions (Note 26)	5,733	13,592
Changes in foreign currency exchange rates	(30,721)	31,766
Other	(1,915)	(7,777)
Balance, end of year	776,940	876,370
Lease liabilities | Previously stated
Financing activities
Balance, beginning of year	876,370	0
Non-cash financing activities
Balance, end of year		876,370
Lease liabilities | Adoption of IFRS 16
Financing activities
Balance, beginning of year	$ 0	911,525
Non-cash financing activities
Balance, end of year		$ 0